Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amount and fair value of the financial instruments
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Carrying amounts		Fair values
	As of December 31,		As of December 31,
	2019	2020	2019	2020
	HK$	HK$	HK$	HK$
Financial assets

Financial assets at fair value through profit or loss	1,572,697,716	1,377,856,715	1,572,697,716	1,377,856,715
Derivative financial asset	1,165,220,000	1,023,902,566	1,147,372,779	1,036,169,019
Stock loan	1,200,980,200	878,483,400	1,200,980,200	878,483,400

	3,938,897,916	3,280,242,681	3,921,050,695	3,292,509,134

Financial liabilities
Derivative financial liability	20,813,810	12,954,313	20,813,810	12,954,313

Disclosure of detailed information about in unobservable inputs to valuation of financial instruments explanatory
Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2019:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input

Unlisted equity investment-Investment C	Multiple/ EVA	Equity volatility	33.08%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.0%/0.3%

		Average P/E multiple of peers	10.8	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4%/4.1%

Derivative financial asset	MCS	Volatility of Underlying Assets	32.82% - 36.28%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%

		Credit rating	BB	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.04%

				One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.80%

Derivative financial liability	Binomial option pricing model	Volatility	67.87%	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%

		Discount rate	12.52%	5% increase/decrease in discount rate results in increase/decrease in fair value by 0.32%/0.32%

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2020:

	Valuation technique	Significant unobservable input	Estimate	Sensitivity of value to the input
Unlisted equity investment-Investment B	Multiple/ EVA	Equity volatility	63.61%	5% increase/decrease in volatility results in decrease/increase in fair value by 3.5%/3.3%

Unlisted equity investment-Investment C	Multiple/ EVA	Equity volatility	39.64%	5% increase/decrease in volatility results in decrease/increase in fair value by 0.9%/0.9%

		Median P/E multiple of peers	10.4	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.7%/4.8%

Derivative financial asset	MCS	Volatility of Underlying Assets	46.03%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.23%/0.11%

		Credit rating	BB	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.02%

				One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.16%

Derivative financial liability	Binomial option pricing model	Volatility	56.58%	5% increase/decrease in volatility results in increase/decrease in fair value by 1.63%/1.66%

		Discount rate	9.77%	5% increase/decrease in discount rate results in decrease/increase in fair value by 8.22%/9.41%

Disclosure of fair value measurement of assets explanatory
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant unobservable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As o f December 31, 2019
Financial assets at fair value through profit or loss	1,249,999,800	—	322,697,916	1,572,697,716
Stock loan	1,200,980,200	—	—	1,200,980,200

	2,450,980,000	—	322,697,916	2,773,677,916
Derivative financial asset	—	—	1,165,220,000	1,165,220,000

	2,450,980,000	—	1,487,917,916	3,938,897,916

As of December 31, 2020
Financial assets at fair value through profit or loss	185,435,750	892,565,280	299,855,685	1,377,856,715
Stock loan	878,483,400	—	—	878,483,400

	1,063,919,150	892,565,280	299,855,685	2,256,340,115
Derivative financial asset	—	—	1,023,902,566	1,023,902,566

	1,063,919,150	892,565,280	1,323,758,251	3,280,242,681

Disclosure of Fair Value Measurement of Liabilities Explanatory
Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant unobservable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2019
Derivative financial liability	—	—	20,813,810	20,813,810

As of December 31, 2020
Derivative financial liability	—	—	12,594,313	12,594,313

Schedule of detailed information about in fair value measurement level 3

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$
Unlisted equity shares at fair value through profit or loss:
At January, 1	15,629,400	281,241,909	322,697,916
Purchase	211,456,214	—	—
Net fair value changes recognised in profit or loss	54,156,295	41,456,007	(22,842,231)

At December 31,	281,241,909	322,697,916	299,855,685

For the y ear ended December 31, 2019
HK$
Warrants at fair value through profit or loss:
At January 1,	—
Issued	15,699,600
Exercised	(15,699,600)

At December 31,	—

	For the year ended December 31,
	2019	2020
	HK$	HK$
Derivative financial asset (Note 14):
At January 1,	—	1,165,220,000
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	472,591,235	(41,782,951)
Net fair value gains recognised in profit or loss	692,628,765	413,088,277
Gain related to disposed investment	—	106,059,881
Partial settlement	—	(618,682,641)

At December 31,	1,165,220,000	1,023,902,566

	For the year ended December 31,
	2019	2020
	HK$	HK$
Derivative financial liability (Note 24):
At January 1,	—	20,813,810
Issued	20,813,810	—
Net fair value changes recognised in profit or loss	—	(7,765,148)
Exchange alignment	—	(94,349)

At December 31,	20,813,810	12,954,313